Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000042690 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class A
Trading Symbol	DGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 18.98%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	12.16%	8.39%	8.99%
without Sales Charge	18.98%	9.68%	9.63%
MSCI World Index	27.83%	12.42%	10.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 966,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,385,965
Investment Company Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042691 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class C
Trading Symbol	DGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.01%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 18.01%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	17.02%	*	8.82%	8.79%
without Deferred Sales Charge	18.01%		8.82%	8.79%
MSCI World Index	27.83%		12.42%	10.06%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 966,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,385,965
Investment Company Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042692 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class I
Trading Symbol	DGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 19.35%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	19.35%	10.02%	9.95%
MSCI World Index	27.83%	12.42%	10.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 966,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,385,965
Investment Company Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130440 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class Y
Trading Symbol	DGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 19.38%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	19.38%	10.05%	9.99%
MSCI World Index	27.83%	12.42%	10.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 966,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,385,965
Investment Company Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042694 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class A
Trading Symbol	DISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 7.00%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.84%	3.71%	5.60%
without Sales Charge	7.00%	4.95%	6.23%
MSCI EAFE® Index	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 5,940,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 52,116,296
Investment Company Portfolio Turnover	12.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042695 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class C
Trading Symbol	DISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 6.17%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.17%	*	4.21%	5.45%
without Deferred Sales Charge	6.17%		4.21%	5.45%
MSCI EAFE® Index	11.88%		5.89%	5.07%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 5,940,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 52,116,296
Investment Company Portfolio Turnover	12.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000042696 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class I
Trading Symbol	DISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 7.29%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	7.29%	5.30%	6.58%
MSCI EAFE® Index	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 5,940,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 52,116,296
Investment Company Portfolio Turnover	12.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130441 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class Y
Trading Symbol	DISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 7.33%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	7.33%	5.34%	6.62%
MSCI EAFE® Index	11.88%	5.89%	5.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 5,940,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 52,116,296
Investment Company Portfolio Turnover	12.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%

Holdings [Text Block]
Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.